Consolidated Statements of Cash Flows (Parentheticals) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Balance as of beginning		$ 1,507,124
Cash flow	$ 238,661
Acquisition
Foreign currency exchange	(2,707)
UF Inflation effect	140,354
Fair value changes
Balance as of ending	1,883,432
Subordinated bonds
Balance as of beginning		1,357,539
Cash flow
Acquisition
Foreign currency exchange
UF Inflation effect	104,098
Fair value changes
Balance as of ending	1,461,637
Perpetual bond
Balance as of beginning
Cash flow	595,175
Acquisition
Foreign currency exchange	(2,707)
UF Inflation effect
Fair value changes
Balance as of ending	592,468
Paid dividend
Balance as of beginning
Cash flow	(310,468)
Balance as of ending	(310,468)
Other Liabilities
Balance as of beginning		$ 149,585
Cash flow	(46,046)
UF Inflation effect	36,256
Balance as of ending	$ 139,795